SCHEDULE OF STOCK OPTION GRANTED ASSUMPTIONS (Details) - Equity Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Offsetting Assets [Line Items]
Risk free interest rate	1.71%
Expected term (years)	5 years 6 months	10 years
Expected volatility	228.00%
Expected dividends	0.00%	0.00%
Minimum [Member]
Offsetting Assets [Line Items]
Risk free interest rate		1.47%
Expected volatility		133.00%
Maximum [Member]
Offsetting Assets [Line Items]
Risk free interest rate		2.72%
Expected volatility		140.00%